Intangibles and Other Assets - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended					12 Months Ended			27 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Intangibles and Other Assets by Major Class [Line Items]
Trademark impairment						$ 6,300	$ 1,600	$ 3,693
Amortization expense of intangibles						700	800	900
Restructuring charges	$ 22,000					$ 134,486	$ 1,378	102,404	$ 103,782
Trademarks, Interim Impairment Analysis
Intangibles and Other Assets by Major Class [Line Items]
Restructuring charges					$ 3,400
Trademarks, Final Impairment Analysis
Intangibles and Other Assets by Major Class [Line Items]
Restructuring charges				$ 300
Trademarks
Intangibles and Other Assets by Major Class [Line Items]
Trademark impairment		$ 6,300	$ 1,600					$ 3,700